Shareholder Report, Holdings (Details) - Multisector Bond SMA Completion Portfolio [Member]	Aug. 31, 2024
Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%